Securities Act Registration No. 333-30470

Investment Company Act Reg. No. 811-09815

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 15	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 18	☒

(Check appropriate box or boxes.)

                             THE ARBITRAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

41 Madison Avenue

42nd Floor

New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

                                     (212) 259-2655

(Registrant’s Telephone Number, including Area Code)

Copy to:
John S. Orrico
Water Island Capital, LLC	Richard L. Teigen
41 Madison Avenue	Foley & Lardner LLP
42nd Floor	777 East Wisconsin Avenue
New York, New York 10010	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 15 to the Registration Statement of The Arbitrage Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 14 on Form N-1A filed September 28, 2011. This PEA No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 14 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of October, 2011.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John S. Orrico John S. Orrico	President, Treasurer and Trustee	October 12, 2011

/s/ Kim Storms Kim Storms	Chief Financial Officer	October 12, 2011

Joel C. Ackerman*	Trustee

Jay N. Goldberg*	Trustee

John Alvarado*	Trustee

Burtt R. Ehrlich*	Trustee

*

/s/ John S. Orrico
John S. Orrico
Attorney-in-fact
October 12, 2011

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE